long-term debt - TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024 CAD ($) $ / € item	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Undrawn borrowing facilities		$ 1,346		$ 1,729
Maximum aggregate amount of credit facility		$ 2,750		$ 2,750
Lease liabilities
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Weighted average interest rate		6.10%	6.10%
TELUS International (Cda) Inc. credit facility
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Undrawn borrowing facilities			$ 611		$ 492
Maximum aggregate amount of credit facility			$ 1,895		1,955
Number of financial ratio tests | item		2	2
TELUS International (Cda) Inc. credit facility | Minimum
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Operating cash flow to debt service ratio		1.5
TELUS International (Cda) Inc. credit facility | Maximum
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Leverage ratio	3.25	3.75
TELUS International (Cda) Inc. credit facility | Foreign exchange derivative
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Amortizing amount, convertible			$ 409
Fixed interest rate		2.60%	2.60%
Derivative Exchange Rate | $ / €		1.088
Principal face amount: Originally issued			$ 448
Revolving component
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Undrawn borrowing facilities			611		492
Maximum aggregate amount of credit facility			$ 800		800
Weighted average interest rate		6.50%	6.50%
Term loan component
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Maximum aggregate amount of credit facility			$ 1,095		1,155
Weighted average interest rate		6.50%	6.50%
Percentage of principal advance required to be repaid each year of the term of the agreement		5.00%
Other
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Fixed interest rate		4.40%	4.40%
Other lenders | TELUS International (Cda) Inc. credit facility
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Outstanding			$ 1,192		1,358
Other lenders | Revolving component
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Outstanding			175		286
Other lenders | Term loan component
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Outstanding			1,017		1,072
TELUS Corporation | TELUS International (Cda) Inc. credit facility
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Outstanding			92		105
TELUS Corporation | Revolving component
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Outstanding			14		22
Maximum aggregate amount of credit facility			800
TELUS Corporation | Term loan component
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Outstanding			78		$ 83
Maximum aggregate amount of credit facility			$ 1,200
TELUS Corporation, share of lending, as a percent		7.20%